Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2025	2024

Current tax expense	( 1 576 )	( 1 724 )
Deferred tax (expense)/income	172	177
Total income tax expense in the income statement	(1 404 )	(1 546 )

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2025	2024

Profit/(loss) before tax	5 972	4 782
Deduct share of results of associates	135	137
Deduct exceptional share of results of associates	9	104
Profit before tax and before share of results of associates	5 828	4 541

Adjustments to the tax basis
Government incentives	(60)	(223)
Non-deductible/(non-taxable) mark-to-market on derivatives	(339)	507
Other expenses not deductible for tax purposes	779	807
Other non-taxable income	(348)	(368)

Adjusted tax basis	5 861	5 265

Aggregate weighted nominal tax rate	26.0%	26.2%

Tax at aggregated nominal tax rate	(1 526 )	(1 382)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(56)	(165)
(Underprovided)/overprovided in prior years	20	(160)
Deductions from interest on equity	102	102
Deductions from goodwill and other tax deductions	315	367
Withholding taxes	(253)	(207)
Other tax adjustments	(7)	(102)

Total tax expense	(1 404 )	(1 546)

Effective tax rate	24.1%	34.1%